Secured Borrowings (Nord LB Facility Narrative) (Details) (Nord LB Facility [Member], USD $)	12 Months Ended
	Dec. 31, 2014 item		Dec. 31, 2013		Dec. 31, 2012
Secured Borrowings (Textual) [Abstract]
Number of aircraft financed	17
Interest payable based on LIBOR	3.30%
Weighted average interest rate	4.15%	[1]	4.15%	[1]
Accrued interest on the notes	$ 700,000		$ 700,000
Percentage of lease rate paid to debt service	95.00%
Period consider for no interest payment after termination of lease contract	6 months
Period consider for interest payment after termination of lease contract	12 months
Percentage of lease rate paid to debt service for aircraft remaining off-lease after twelve months	85.00%
Period after lenders may require payment in full	24 months
Total principal payments under the Nord facility	36,100,000		57,900,000
Percentage of return on full equity investment			10.00%
Lender fee percentage			10.00%
Percentage of return on equity investment			10.00%
Maximum amount of fee payable			5,000,000
Write off of unamortized discount			900,000		800,000
Entities default obligation	$ 10,000,000
Global Aviation Asset Management Portfolio [Member]
Secured Borrowings (Textual) [Abstract]
Number of aircraft financed	19

[1]	Represents the contractual interest rates and effect of derivative instruments, and excludes the amortization of debt discounts and debt issuance costs.